SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Sales	$ 43,978	$ 35,536
Operating income (loss)	8,927	7,073
Depreciation and amortization	1,316	1,221
Capital expenditures	1,184	1,188
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	8,927	7,073
Income from investments in associates, joint ventures and other investments	1,137	1,043
Financing costs - net	(427)	(594)
Income before taxes	9,637	7,522
Income tax expense	(1,381)	(946)
Net income (including non-controlling interests)	8,256	6,576
Operating segments | NAFTA
Disclosure of operating segments [line items]
Sales	7,385	5,755
Operating income (loss)	1,871	936
Depreciation and amortization	186	142
Capital expenditures	202	147
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,871	936
Operating segments | Brazil
Disclosure of operating segments [line items]
Sales	6,291	4,861
Operating income (loss)	1,875	1,742
Depreciation and amortization	129	109
Capital expenditures	213	139
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,875	1,742
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	26,377	19,990
Operating income (loss)	4,144	1,861
Depreciation and amortization	652	615
Capital expenditures	398	578
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	4,144	1,861
Operating segments | ACIS
Disclosure of operating segments [line items]
Sales	3,189	4,170
Operating income (loss)	323	1,458
Depreciation and amortization	211	220
Capital expenditures	197	214
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	323	1,458
Operating segments | Mining
Disclosure of operating segments [line items]
Sales	727	751
Operating income (loss)	974	1,287
Depreciation and amortization	120	115
Capital expenditures	162	97
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	974	1,287
Operating segments | Others
Disclosure of operating segments [line items]
Sales	9	9
Operating income (loss)	(136)	(126)
Depreciation and amortization	18	20
Capital expenditures	12	16
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(136)	(126)
Intersegment sales
Disclosure of operating segments [line items]
Sales	(2,804)	(3,047)
Operating income (loss)	(124)	(85)
Depreciation and amortization	0	0
Capital expenditures	0	(3)
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(124)	(85)
Intersegment sales | NAFTA
Disclosure of operating segments [line items]
Sales	28	23
Intersegment sales | Brazil
Disclosure of operating segments [line items]
Sales	1,061	937
Intersegment sales | Europe
Disclosure of operating segments [line items]
Sales	115	37
Intersegment sales | ACIS
Disclosure of operating segments [line items]
Sales	381	726
Intersegment sales | Mining
Disclosure of operating segments [line items]
Sales	1,211	1,317
Intersegment sales | Others
Disclosure of operating segments [line items]
Sales	$ 8	$ 7